UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut        February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $152,882
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1.   028-10546   Addison Clark Capital, L.L.C.
2.   028-10545   Addison Clark Fund, L.P.
3.   028-10547   Addison Clark Offshore Fund, Ltd.
--   ---------   -----------------------------------

                                                    FORM 13F INFORMATION TABLE

        COLUMN 1                   COLUMN 2           COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6 COLUMN 7      COLUMN 8

                                                                  VALUE   SHRS OR   SH/PUT/  INVESTMENT OTHER     VOTING AUTHORITY
     NAME OF ISSUER              SECURITY_TYP          ID_CUSIP  (X$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE  SHARED  NONE
AFC ENTERPRISES INC              Common Stock          00104Q107  13,031    549,600  SH        Shared    1, 2, 3       549,600
AGERE SYSTEMS INC                Class A               00845V100   2,740  2,000,000  SH        Shared    1, 2, 3     2,000,000
ALICO INC                        Common Stock          016230104   2,441     41,723  SH        Shared    1, 2, 3        41,723
APPLERA CORP                     COM CE GEN GRP        038020202   3,616    263,000  SH        Shared    1, 2, 3       263,000
AVICI SYSTEMS INC                Common Stock New      05367L802     905    100,000  SH        Shared    1, 2, 3       100,000
CAMECO CORP                      Common Stock          13321L108  12,583    120,000  SH        Shared    1, 2, 3       120,000
EL PASO CORP                     Common Stock          28336L109  10,400  1,000,000  SH        Shared    1, 2, 3     1,000,000
FREESCALE SEMICONDUCTOR, INC     Common Stock Class A  35687M107   8,876    498,100  SH        Shared    1, 2, 3       498,100
GTECH HLDGS CORP                 Common Stock          400518106   7,785    300,000  SH        Shared    1, 2, 3       300,000
ITT EDUCATIONAL SERVICES INC     Common Stock          45068B109  14,422    303,300  SH        Shared    1, 2, 3       303,300
LAIDLAW INTERNATIONAL, INC       Common Stock          50730R102   2,140    100,000  SH        Shared    1, 2, 3       100,000
LIBERTY MEDIA INTL INC           Common Stock Ser A    530719103  13,869    300,000  SH        Shared    1, 2, 3       300,000
M T R GAMING GROUP INC           Common Stock          553769100   3,341    316,369  SH        Shared    1, 2, 3       316,369
MARTEK BIOSCIENCES CORP          Common Stock          572901106   5,120    100,000  SH        Shared    1, 2, 3       100,000
MCDERMOTT INTL                   Common Stock          580037109   5,855    318,900  SH        Shared    1, 2, 3       318,900
MEDIACOM COMMUNICATIONS CORP     Class A               58446K105   3,750    600,000  SH        Shared    1, 2, 3       600,000
MIKOHN GAMING CORP               Common Stock          59862K108   5,853    574,383  SH        Shared    1, 2, 3       574,383
MITCHAM INDS INC                 Common Stock          606501104   2,479    370,000  SH        Shared    1, 2, 3       370,000
NEOSE TECHNOLOGIES INC           Common Stock          640522108   2,918    434,163  SH        Shared    1, 2, 3       434,163
PINNACLE ENTMT INC               Common Stock          723456109   7,299    369,000  SH        Shared    1, 2, 3       369,000
SARA LEE CORP                    Common Stock          803111103   1,207     50,000      CALL  Shared    1, 2, 3        50,000
TAKE TWO INTERACTIVE SOFTWARE    Common Stock          874054109   1,740     50,000      CALL  Shared    1, 2, 3        50,000
TIFFANY & CO NEW                 Common Stock          886547108   4,604    144,000  SH        Shared    1, 2, 3       144,000
UNITEDGLOBALCOM                  Class A               913247508  12,172  1,260,000  SH        Shared    1, 2, 3     1,260,000
ZHONE TECHNOLOGIES INC NEW       Common Stock          98950P108   3,738  1,443,100  SH        Shared    1, 2, 3     1,443,100
                                                       Total:    152,882






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